Stock Purchase Plan and Preferred Stock (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012 vote employee	Dec. 31, 2012 vote employee	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009	Aug. 01, 2006
Stock Purchase Plan and Preferred Stock (Textual) [Abstract]
Employees contributed to company's ESOP	28,256	28,256
Participants contribution on a pretax basis only of their annual compensation, maximum	20.00%	20.00%
Company matched eligible employee contributions to employee stock purchase plan ESOP prior to July 1, 2009		Prior to July 1, 2009, the Company matched one hundred percent of all contributions up to six percent of eligible employee contributions.
Percentage of matching contribution to ESOP Plan by employer		100.00%
Maximum percentage of eligible contribution plan up to which employer contributes					6.00%
Company matched eligible employee contributions to employee stock purchase plan ESOP effective July 1, 2009		Match to one-hundred percent on the first three percent of eligible employee contributions and fifty percent on the next two percent of eligible contributions.
Percentage of amended matching contribution to ESOP plan by Employer up to First Three Percentage					100.00%
Percentage of amended eligible contribution plan up to which employer contribute first					3.00%
Percentage of amended matching contribution to ESOP plan by Employer up to Next Two Percentage					50.00%
Percentage of amended eligible contribution plan up to which employer contribute second					2.00%
Company contributions to ESOP on behalf of participating employees representing amounts authorized by employees to be withheld from their earnings on pre-tax basis		$ 88,363	$ 79,266	$ 70,601
Company's matching contributions to the ESOP		142,791	48,816	37,894
DOL settlement	80,000	80,000
Employee stock ownership plan common stock shares held in ESOP	14,616,378	14,616,378
Percentage of total voting shares outstanding held by the ESOP	14.20%	14.20%
Employee stock ownership plan ESOP series 2 preferred stock contributed to ESOP						500,000
Cumulative quarterly dividends per share on convertible serial preferred stock						$ 11.25
Value of Series 2 Preferred stock issued to ESOP						500,000
Amount borrowed for acquisition of Series 2 Preferred stock						500,000
Interest rate on amount borrowed for acquisition of Series 2 Preferred stock						5.50%
Term for payment of borrowed amount for acquisition of Series 2 Preferred stock in equal quarterly payments		10 years
Number of votes for each Series 2 Preferred share under ESOP	1	1
Allocated or committed to be released shares of Series 2 Preferred stock outstanding	0	0	0	0
Redeemed share of Series 2 Preferred stock		59,187	56,480
Fair value of Series 2 Preferred stock	$ 210,773	$ 210,773	$ 328,495	$ 411,655